Loans and Debentures - Schedule of Capitalized Borrowing Cost (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans And Debentures
Average rate of capitalization rate	11.13%	11.75%